VESSELS UNDER CONSTRUCTION	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CONSTRUCTION
VESSELS UNDER CONSTRUCTION

10. VESSELS UNDER CONSTRUCTION

The movement of the vessels under construction as of December 31, 2011 was as follows:

	Kamsarmax Vessels	Post- Panamax Vessel	Handysize Vessels	Total

Balance January 1, 2010	$-	$-	$-	$-
Advance payments in cash	27,500	7,400	7,900	42,800
Acquired advances for vessels under construction	19,727	-	9,588	29,315
Capitalized expenses	3,027	398	738	4,163
Transfer to vessels' cost	(44,025)	-	-	(44,025)

Balance December 31, 2010	$6,229	$7,798	$18,226	$32,253

Advance payments in cash	35,000	28,600	19,350	82,950
Progress payment payable for vessels under construction	-	-	7,400	7,400
Capitalized expenses	3,609	2,310	1,968	7,887
Impairment loss	-	-	(5,530)	(5,530)
Transfer to vessels' cost	(44,838)	(38,708)	(34,359)	(117,905)

Balance December 31, 2011	$-	$-	$7,055	$7,055

On March 30, 2010, the Company entered into a Stock Purchase Agreement for the purchase of a 92,000 deadweight ton (“dwt”) newbuild Post-Panamax vessel from a shipyard in South Korea for $37,000. The vessel, named the Newlead Endurance, was delivered in June 2011 and the total cost (including capitalized interest) of $38,708 was transferred to vessels.

On April 15, 2010, the Company completed the acquisition of two Kamsarmaxes under construction for an aggregate consideration of approximately $112,700 (including the assumption of newbuilding contract commitments and debt related to the two Kamsarmaxes) in exchange for the vessel Chinook as part of the same transaction. The purchase was completed pursuant to the terms of a Securities Purchase Agreement (“SPA”), dated February 18, 2010, with Aries Energy Corporation, a company with which NewLead has a significant shareholder in common and Bhatia International PTE Ltd., an unrelated third party. Aries Energy Corporation and Bhatia International PTE Ltd. jointly owned all of the share capital of Ayasha Trading Corp. and Bethune Properties S.A. Each of these companies had a shipbuilding contract for the construction of a Kamsarmax vessel. As part of the SPA, the Company received the two Hulls, assumed the related debt in exchange and transferred the vessel Chinook to Aries Energy Corporation and Bhatia International PTE Ltd. The Company also reimbursed the sellers for certain expenses incurred on its behalf. This transaction was accounted for as a non-monetary exchange and NewLead recognized assets of $49,905, which consisted of vessels under construction of $19,727, backlog assets of $27,677 and certain advance payments of $2,501. In exchange for these assets, the Company surrendered the Chinook with a fair value of $8,500 and assumed liabilities which consisted of the existing bank debt of $32,500 (refer to Note 15), interest rate swap liabilities of $4,385 and other liabilities of $4,520.

The Newlead Tomi and the Newlead Gujarat were delivered in December 2010 and November 2011, respectively. The total cost of $44,025 and $44,838 were transferred to the vessels Newlead Tomi and the Newlead Gujarat, respectively.

As further explained in Note 11 “Vessels and Other Fixed Assets, Net”, in July 2010, the Company acquired two newbuildings and recognized purchase option liabilities of $3,973, with respect to the charterers’ 50% purchase option on these two hulls. The fair value as of the acquisition date of these two newbuildings was $9,588. In July 2011, the Navios Serenity, one of the two Handysize newbuilding vessels of 35,000 dwt, was delivered from a Korean shipyard and the total cost transferred to vessels was $34,359.

The other newbuilding, Handysize Hull 4029, is expected to be delivered in the third quarter of 2012. As of December 31, 2011, the newbuilding was tested for impairment and an impairment charge of $5,530 was recorded. As a result, total fair value of deposits for this Hull is $7,055 and the remaining commitments for delivery of this vessel amount to approximately $19,350. However, on February 20, 2012, the Company received a default letter from the yard in respect of the delay of the payment of an installment of $7,400 after the completion of the “steel cutting” in September 2011. The Company is currently under negotiations with the yard and the DVB Bank for the disposal of the asset.

See Note 26 for a discussion of recent developments relating to these vessels and hulls.